Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000265834 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000265834 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265834 | IQVIA Holdings, Inc.FR_46266C105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265834 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265834 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265834 | Sunbelt Rentals Holdings, Inc.FR_866966104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265834 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000265834 | Mondelez International, Inc.FR_609207105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265834 | Daimler Truck Holding AGFR_ACI223RB9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265834 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000265834 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000265834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000265834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000265834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000265834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000265834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000265834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000265834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000265834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000265834 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000265834 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000265834 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000265834 | France
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000265834 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000265834 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000265834 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000265834 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000265834 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000265834 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000265834 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000265835 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000265835 | adidas AGFR_403197908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000265835 | Sunbelt Rentals Holdings, Inc.FR_866966104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000265835 | Glencore PLCFR_B4T3BW902
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265835 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265835 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000265835 | Dassault Systemes SEFR_BM8H5Y907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000265835 | Reckitt Benckiser Group PLCFR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265835 | DSV ASFR_B1WT5G909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265835 | Symrise AGFR_B1JB4K905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265835 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000265835 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000265835 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000265835 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000265835 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000265835 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000265835 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000265835 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000265835 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000265835 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000265835 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000265835 | Germany
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000265835 | France
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000265835 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000265835 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000265835 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000265835 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265835 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000265835 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000265835 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000265835 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255242 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255242 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255242 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000255242 | Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000255242 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000255242 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255242 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255242 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255242 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000255242 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000255242 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000255242 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000255242 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255242 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255242 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000255242 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000255242 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000255242 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000255242 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000255242 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255242 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%